Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents
Schedule of cash and cash equivalents
In € thousand	12/31/2021	12/31/2020
Petty cash	2	2
Cash at banks	129,854	102,142
Total cash and cash equivalents	129,856	102,144